UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$130,590,339
(COST $127,551,756)

Consumer Discretionary - 14.4%		18,831,334
Automobiles - 1.0%
Harley-Davidson, Inc.	30,300	1,291,386
Distributors - 1.1%
LKQ Corp. (a)	41,175	1,421,361
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	25,975	1,388,364
Household Durables - 0.5%
TopBuild Corp. (a)	10,627	661,850
Leisure Products - 1.0%
Brunswick Corp.	19,700	1,308,474
Media - 5.5%
CBS Corp. Class B	51,000	2,704,020
The Walt Disney Co.	24,850	2,783,697
Viacom Inc. Class B	61,175	1,791,204
Multiline Retail - 1.5%
Target Corp.	22,360	1,956,500
Specialty Retail - 1.7%
Bed Bath & Beyond Inc.	68,675	1,232,030
Lumber Liquidators Holdings, Inc. (a)	56,075	977,387
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	74,975	1,315,061

Consumer Staples - 5.3%		6,969,691
Food & Staples Retailing - 2.9%
Walgreens Boots Alliance, Inc.	41,525	2,846,954
Walmart Inc.	9,925	951,411
Household Products - 2.4%
Kimberly-Clark Corp.	15,243	1,761,176
The Procter & Gamble Co.	17,000	1,410,150

Energy - 7.6%		9,881,768
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	24,144	1,524,935
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	13,022	838,617
Chevron Corp.	10,895	1,290,622
Devon Energy Corp.	28,725	1,233,164
EOG Resources, Inc.	7,675	907,415
Exxon Mobil Corp.	38,820	3,112,199
Noble Energy, Inc.	32,800	974,816

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 15.8%		$20,712,067
Banks - 9.7%
Bank of America Corp.	97,500	3,015,675
CIT Group Inc.	32,275	1,750,596
Citigroup Inc.	37,530	2,673,637
JPMorgan Chase & Co.	23,455	2,687,474
PNC Financial Services Group, Inc.	7,345	1,054,301
SunTrust Banks, Inc.	10,450	768,702
Zions Bancorporation	14,525	774,037
Capital Markets - 4.5%
Northern Trust Corp.	18,085	1,943,414
State Street Corp.	30,225	2,626,855
The Goldman Sachs Group, Inc.	5,550	1,319,845
Consumer Finance - 0.5%
Discover Financial Services	8,820	689,018
Insurance - 1.1%
Fidelity National Financial, Inc.	35,125	1,408,513

Health Care - 21.3%		27,892,934
Biotechnology - 7.8%
AbbVie Inc.	20,025	1,921,999
Amgen Inc.	9,000	1,798,290
Celgene Corp. (a)	32,275	3,048,374
Exact Sciences Corp. (a)	39,500	2,958,155
MiMedx Group Inc. (a)	89,500	474,350
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	21,000	1,403,640
Health Care Providers & Services - 8.3%
CVS Health Corp.	35,000	2,633,400
Express Scripts Holding Co. (a)	14,675	1,291,694
Hanger, Inc. (a)	149,825	3,062,423
HCA Healthcare, Inc.	9,800	1,314,278
McKesson Corp.	20,110	2,589,162
Pharmaceuticals - 4.1%
Johnson & Johnson	8,985	1,210,190
Merck & Co., Inc.	21,500	1,474,685
Pfizer Inc.	65,325	2,712,294

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 9.1%		$11,911,694
Air Freight & Logistics - 1.2%
FedEx Corp.	6,675	1,628,366
Airlines - 0.8%
Delta Air Lines, Inc.	17,000	994,160
Building Products - 3.0%
Johnson Controls Int'l. PLC	55,741	2,105,338
Masco Corp.	49,975	1,897,551
Electrical Equipment - 1.0%
ABB Ltd. ADR	54,175	1,273,654
Industrial Conglomerates - 2.3%
General Electric Co.	233,025	3,015,344
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	21,875	997,281

Information Technology - 24.8%		32,442,818
Communications Equipment - 3.2%
Cisco Systems, Inc.	61,660	2,945,498
Viavi Solutions Inc. (a)	105,735	1,184,232
Electronic Equipment, Instruments & Components - 1.5%
Corning Inc.	48,925	1,639,477
Maxwell Technologies, Inc. (a)	93,997	335,569
Internet Software & Services - 6.5%
Alphabet, Inc. Class A (a)	3,425	4,218,915
eBay Inc. (a)	56,995	1,972,597
Facebook, Inc. Class A (a)	13,050	2,293,276
IT Services - 3.0%
Alliance Data Systems Corp.	9,275	2,212,829
PayPal Holdings, Inc. (a)	10,570	975,928
Visa Inc. Class A	4,650	683,039
Semiconductors & Semiconductor Equipment - 4.8%
Infineon Technologies A.G. ADR	38,750	985,606
Intel Corp.	33,950	1,644,199
Maxim Integrated Products, Inc.	15,505	937,587
Qualcomm Inc.	40,330	2,771,074
Software - 4.4%
Microsoft Corp.	32,801	3,684,536
Oracle Corp.	42,475	2,063,436
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	8,325	1,895,020

Materials - 1.5%		1,948,033
Metals & Mining - 1.5%
Freeport-McMoRan Inc.	138,650	1,948,033

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%		$100,000
(COST $100,000)

Money Market Funds - 0.1%		100,000
First American Gov't Obligations Fund Class X, 1.839% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.9% (COST $127,651,756)		130,690,339

NET OTHER ASSETS AND LIABILITIES - 0.1%		207,260

NET ASSETS - 100.0%		$130,897,599

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2018.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
PLC	Public Limited Company

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$51,653,057
(COST $43,536,186)

Consumer Discretionary - 18.2%		9,419,575
Automobiles - 1.0%
Harley-Davidson, Inc.	11,875	506,113
Distributors - 1.6%
LKQ Corp. (a)	24,545	847,293
Hotels, Restaurants & Leisure - 0.7%
Extended Stay America, Inc.	17,800	359,204
Household Durables - 4.5%
D.R. Horton, Inc.	12,325	548,586
Newell Brands, Inc.	41,331	897,709
PulteGroup Inc.	17,375	485,631
TopBuild Corp. (a)	6,290	391,741
Leisure Products - 2.5%
Brunswick Corp.	9,575	635,972
Mattel, Inc. (a)	43,250	667,348
Multiline Retail - 1.0%
Kohl's Corp.	6,385	505,117
Specialty Retail - 3.2%
Bed Bath & Beyond Inc.	41,480	744,151
Lumber Liquidators Holdings, Inc. (a)	29,475	513,749
Urban Outfitters, Inc. (a)	8,375	389,270
Textiles, Apparel & Luxury Goods - 3.7%
Hanesbrands, Inc.	51,665	906,204
Skechers U.S.A., Inc. Class A (a)	26,775	789,327
Tapestry, Inc.	4,580	232,160

Consumer Staples - 3.6%		1,863,864
Beverages - 1.4%
Molson Coors Brewing Co. Class B	10,550	704,107
Food Products - 2.2%
The Hain Celestial Group, Inc. (a)	14,075	401,982
The J. M. Smucker Co.	7,330	757,775

Energy - 5.5%		2,847,797
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	3,685	241,625
TechnipFMC PLC	17,125	524,539
Oil, Gas & Consumable Fuels - 4.0%
Cameco Corp.	19,750	205,598
Devon Energy Corp.	8,550	367,051
Noble Energy, Inc.	25,850	768,262
Pioneer Natural Resources Co.	1,475	257,683
Southwestern Energy Co. (a)	85,950	483,039

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials - 17.4%		$8,981,195
Banks - 9.1%
Associated Banc-Corp	36,043	982,172
CIT Group Inc.	20,480	1,110,835
First Horizon National Corp.	49,645	914,461
Regions Financial Corp.	16,035	312,041
SunTrust Banks, Inc.	8,520	626,731
Zions Bancorporation	14,635	779,899
Capital Markets - 3.8%
Eaton Vance Corp.	9,770	515,172
Northern Trust Corp.	8,730	938,126
State Street Corp.	5,975	519,287
Consumer Finance - 1.4%
Discover Financial Services	9,004	703,392
Insurance - 2.1%
Fidelity National Financial, Inc.	17,525	702,753
Unum Group	9,580	353,310
Thrifts & Mortgage Finance - 1.0%
Flagstar Bancorp, Inc. (a)	15,825	523,016

Health Care - 17.0%		8,780,888
Biotechnology - 3.6%
Exact Sciences Corp. (a)	15,525	1,162,667
MiMedx Group Inc. (a)	92,375	489,588
Xencor, Inc. (a)	4,800	200,592
Health Care Equipment & Supplies - 1.0%
Hologic, Inc. (a)	13,150	522,844
Health Care Providers & Services - 9.2%
Acadia Healthcare Co., Inc. (a)	13,675	567,923
Envision Healthcare Corp. (a)	14,155	642,071
Hanger, Inc. (a)	94,044	1,922,259
Henry Schein, Inc. (a)	3,775	293,242
McKesson Corp.	2,965	381,744
Patterson Cos., Inc.	10,980	247,599
Premier, Inc. Class A (a)	16,175	715,420
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. (a)	31,200	767,520
Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (a)	5,075	867,419

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Industrials - 11.3%		$5,870,941
Building Products - 2.2%
A.O. Smith Corp.	6,250	363,000
Masco Corp.	20,125	764,146
Commercial Services & Supplies - 0.5%
Hudson Technologies, Inc. (a)	145,325	271,758
Electrical Equipment - 1.1%
Regal Beloit Corp.	7,030	588,411
Machinery - 5.8%
Ingersoll-Rand PLC	5,725	579,885
Kornit Digital Ltd. (a)	14,250	298,538
Mueller Water Products, Inc. Class A	30,525	353,174
REV Group, Inc.	40,050	681,250
SPX Corp. (a)	7,650	260,024
SPX Flow, Inc. (a)	17,165	822,890
Trading Companies & Distributors - 1.7%
HD Supply Holdings, Inc. (a)	19,475	887,865

Information Technology - 16.6%		8,590,175
Communications Equipment - 2.6%
Lumentum Holdings Inc. (a)	7,500	509,250
Viavi Solutions Inc. (a)	74,231	831,387
Electronic Equipment, Instruments & Components - 1.3%
II-VI Inc. (a)	9,400	467,650
Maxwell Technologies, Inc. (a)	49,997	178,489
IT Services - 3.7%
Alliance Data Systems Corp.	4,870	1,161,885
Black Knight, Inc. (a)	7,035	375,669
Fiserv, Inc. (a)	4,963	397,387
Semiconductors & Semiconductor Equipment - 5.4%
Cypress Semiconductor Corp.	31,000	533,510
Infineon Technologies A.G. ADR	18,150	461,645
Marvell Technology Group Ltd.	24,954	516,049
Maxim Integrated Products, Inc.	8,066	487,751
NXP Semiconductors N.V. (a)	8,400	782,376
Software - 0.5%
Take-Two Interactive Software, Inc. (a)	2,060	275,134
Technology Hardware, Storage & Peripherals - 3.1%
CPI Card Group Inc. (a)	150,397	475,255
Electronics for Imaging, Inc. (a)	23,050	801,909
Pure Storage, Inc. Class A (a)	12,475	334,829

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Materials - 4.6%		$2,393,296
Chemicals - 1.4%
Ecolab Inc.	2,581	388,389
Int'l. Flavors & Fragrances Inc.	2,410	313,999
Containers & Packaging - 1.5%
AptarGroup, Inc.	2,650	277,482
Crown Holdings, Inc. (a)	12,200	522,282
Metals & Mining - 1.7%
Freeport-McMoRan Inc.	54,670	768,114
Lundin Mining Corp.	25,900	123,030

Real Estate - 4.5%		2,316,984
Equity Real Estate Investment - 3.5%
DiamondRock Hospitality Co.	44,100	527,436
Host Hotels & Resorts Inc.	26,235	564,840
Kimco Realty Corp.	41,950	717,765
Real Estate Management & Development - 1.0%
Realogy Holdings Corp.	23,700	506,943

Utilities - 1.1%		588,342
Multi-Utilities - 1.1%
MDU Resources Group, Inc.	13,225	368,845
SCANA Corp.	5,725	219,497

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%		$100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Gov't Obligations Fund Class X, 1.839% (b)	100,000	100,000

TOTAL INVESTMENTS - 100.0% (COST $43,636,186)		51,753,057

NET OTHER ASSETS AND LIABILITIES - 0.0%^		13,080

NET ASSETS - 100.0%		$51,766,137

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2018.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 98.9%				$3,334,767,782
(COST $3,353,030,323)

Asset-Backed Securities - 11.8%				398,644,878
Air Canada, Series 2013-1B (h)	5.375	11/15/22	8,281,949	8,447,588
Air Canada, Series 2015-1B (h)	3.875	09/15/24	2,040,807	1,994,889
Air Canada, Series 2015-2B (h)	5.000	06/15/25	4,668,520	4,691,863
Airspeed Ltd., Series 2007-1A G1 (1 month LIBOR + 0.270%,
floor 0.000%) (c)(h)	2.333	06/15/32	2,885,791	2,686,593
America West Airlines, Series 1999-1	7.930	07/02/20	1,632,290	1,664,120
America West Airlines, Series 2000-1	8.057	01/02/22	18,936	20,331
America West Airlines, Series 2001-1	7.100	10/02/22	3,519,521	3,702,536
American Airlines, Series 2015-1 B	3.700	11/01/24	1,456,245	1,427,878
Applebee's Funding LLC / IHOP Funding LLC, Series 2014-1 A2 (h)	4.277	09/05/44	39,758,558	39,754,120
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	16,824,577	17,076,945
British Airways PLC, Series 2013-1 B (h)	5.625	12/20/21	35,043	35,569
Business Jet Securities, LLC, Series 2018-1 A (h)	4.335	02/15/33	7,723,178	7,766,382
Business Jet Securities, LLC, Series 2018-1 B (h)	6.048	02/15/33	1,100,910	1,128,463
Cajun Global LLC, Series 2017-1A A2 (h)	6.500	08/20/47	9,625,000	9,760,905
CAL Funding II Ltd., Series 2012-1A A (h)	3.470	10/25/27	1,164,583	1,153,563
CAL Funding II Ltd., Series 2013-1A A (h)	3.350	03/27/28	2,974,583	2,948,853
Castle Aircraft Securitization Trust, Series 2015-1A A (h)	4.703	12/15/40	869,102	876,621
Continental Airlines, Series 1999-2 A-1	7.256	09/15/21	14,571	14,921
Continental Airlines, Series 1999-2 C	6.236	09/15/21	473,557	483,028
Continental Airlines, Series 2010-1 B	6.000	07/12/20	1,368,485	1,387,302
Continental Airlines, Series 2012-1 B	6.250	10/11/21	5,013,748	5,145,108
Continental Airlines, Series 2012-2 B	5.500	04/29/22	7,950,808	8,149,579
Cronos Containers Program I Ltd., Series 2013-1A A (h)	3.080	04/18/28	5,644,333	5,567,446
Cronos Containers Program I Ltd., Series 2014-1A A (h)	3.040	08/18/29	1,102,804	1,085,630
Delta Air Lines, Series 2012-1B (h)	6.875	05/07/19	545,537	557,893
Delta Air Lines, Series 2007-1 B	8.021	02/10/24	1,648,290	1,814,437
Dong Fang Container Finance SPV Ltd., Series 2013-1 A (h)	3.960	09/25/28	2,692,652	2,607,681
Dong Fang Container Finance SPV Ltd., Series 2014-1A A2 (h)	3.550	11/25/39	355,507	338,614
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	13,775,502	14,016,573
Doric Nimrod Air Alpha, Series 2013-1 B (h)	6.125	11/30/21	2,244,618	2,283,899
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1 B (h)	6.500	05/30/21	4,597,923	4,643,287
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	3,864,053	3,904,330
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	19,460,093	19,392,885
Element Rail Leasing LLC, Series 2014-1A B1 (h)	4.406	04/19/44	10,158,750	10,132,455
Element Rail Leasing LLC, Series 2015-1A B1 (h)	4.175	02/19/45	16,917,000	16,362,601
EngenCap ABS Trust, Series 2016-1 A (h)	3.670	12/21/26	25,977,897	25,328,449
FPL Energy Caithness Funding Corp. (h)	7.645	12/31/18	964,237	973,879
FRS LLC, Series 2013-1A B (h)	3.960	04/15/43	1,594,874	1,586,883
Global Container Assets Ltd., Series 2015-1A A1 (h)	2.100	02/05/30	1,184,676	1,180,960
Global SC Finance II SRL (SEACO), Series 2013-1A A (h)	2.980	04/17/28	8,400,000	8,274,439
Global SC Finance II SRL (SEACO), Series 2014-1A A1 (h)	3.190	07/17/29	4,828,000	4,729,011
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	14,887,500	14,683,541
HP Communities LLC (h)	5.320	03/15/23	297,770	304,326
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	8,473,142	7,666,785
Latam Airlines Group, Series 2015-1 B	4.500	08/15/25	4,438,990	4,328,016
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	12,444,166	12,614,623
Merlin Aviation Holdings D.A.C., Series 2016-1 B (h)	6.500	12/15/32	1,406,460	1,424,959
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	13,878,739	14,013,127
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	21,280,733	22,057,714
Northwest Airlines, Series 1999-2 A	7.575	09/01/20	133,577	134,913
Northwest Airlines, Series 2000-1 G (b)	7.150	04/01/21	9,830	9,830
Northwest Airlines, Series 2002-1 G-2	6.264	05/20/23	1,110,613	1,141,155
Prudential Securities Structured Assets, Inc., Series 1998-1 A
(1 month LIBOR + 0.420%, floor 0.000%) (c)(h)	2.501	03/02/25	10,760,289	10,060,871
Spirit Master Funding, LLC, Series 2014-2A A (h)	5.760	03/20/41	3,824,771	3,924,618
Spirit Master Funding, LLC, Series 2014-4A A1 (h)	3.501	01/20/45	4,853,256	4,853,540
TAL Advantage V LLC, Series 2014-1A B (h)	4.100	02/22/39	3,079,998	3,047,433
TAL Advantage V LLC, Series 2014-2A A2 (h)	3.330	05/20/39	2,406,250	2,395,932
Textainer Marine Containers V Ltd., Series 2017-1A B (h)	4.850	05/20/42	1,672,226	1,660,811
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	29,250,000	29,297,970
United Air Lines, Series 2013-1 B	5.375	02/15/23	1,582,681	1,627,899
US Airways, Series 1999-1 A	8.360	07/20/20	3,551	3,551
US Airways, Series 2001-1 G	7.076	09/20/22	456,392	483,205
US Airways, Series 2012-1 B	8.000	04/01/21	16,980,763	17,702,445
Virgin Australia Trust, Series 2013-1 A (h)	5.000	04/23/25	107,176	109,105

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 3.3%				$111,630,237
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D,
(1 month LIBOR + 2.750%, floor 2.750%) (c)(h)	4.813	06/15/31	12,000,000	11,946,055
COMM Mortgage Trust, Series 2012-CR3 E (c)(h)	4.914	10/15/45	5,000,000	4,276,831
COMM Mortgage Trust, Series 2013-CR9 D (c)(h)	4.399	07/10/45	4,898,000	4,228,234
COMM Mortgage Trust, Series 2014-CC17 D (c)(h)	4.961	05/10/47	5,210,000	4,755,417
COMM Mortgage Trust, Series 2014-LC17 D (h)	3.687	10/10/47	5,000,000	3,986,523
GS Mortgage Securities Trust, Series 2010-C1 E (h)	4.000	08/10/43	17,741,000	16,946,982
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20 D (c)(h)	4.724	07/15/47	5,000,000	4,387,051
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C22 D (c)(h)	4.710	09/15/47	4,966,000	4,227,624
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	3,946,531
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 D (c)(h)	4.379	04/15/48	5,000,000	4,344,616
TRU Trust, Series 2016-1 A (1 month LIBOR + 2.250%,
floor 1.750%) (c)(h)	4.313	11/15/30	9,070,621	9,070,622
TRU Trust, Series 2016-1 B (1 month LIBOR + 3.150%,
floor 2.750%) (c)(h)	5.213	11/15/30	14,600,000	14,636,735
TRU Trust, Series 2016-1 C (1 month LIBOR + 4.000%,
floor 4.000%) (c)(h)	6.063	11/15/30	14,575,000	14,281,618
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 D (h)	3.938	08/15/50	7,072,000	5,806,391
WFRBS Commercial Mortgage Trust, Series 2011-C4 E (c)(h)	5.397	06/15/44	5,000,000	4,789,007

Corporate Bonds - 74.8%				2,522,116,243
Actavis Funding SCS	2.450	06/15/19	6,259,000	6,239,099
Acuity Brands Lighting, Inc.	6.000	12/15/19	300,000	309,339
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	3.750	05/15/19	190,000	191,078
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	4.500	05/15/21	10,000,000	10,171,763
Aircastle Ltd.	6.250	12/01/19	12,153,000	12,547,972
Aircastle Ltd.	5.125	03/15/21	9,562,000	9,872,765
Aircastle Ltd.	5.500	02/15/22	8,263,000	8,635,992
American Tower Corp.	3.400	02/15/19	2,375,000	2,379,714
Ameriprise Financial, Inc.	7.300	06/28/19	4,625,000	4,793,185
AmTrust Financial Services, Inc.	6.125	08/15/23	23,076,000	22,455,444
Anadarko Petroleum Corp.	8.700	03/15/19	2,874,000	2,960,223
Anadarko Petroleum Corp.	6.950	06/15/19	6,830,000	7,012,400
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	6.250	10/15/22	36,112,000	37,375,920
Apache Corp.	6.900	09/15/18	4,754,000	4,759,802
Arbor Realty Trust, Inc.	5.625	05/01/23	12,500,000	12,730,072
ARC Properties Operating Partnership, L.P.	3.000	02/06/19	3,475,000	3,474,369
Arconic Inc.	6.150	08/15/20	22,236,000	23,125,440
Arconic Inc.	5.400	04/15/21	6,922,000	7,106,541
Associated Banc-Corp	2.750	11/15/19	16,929,000	16,863,011
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (c)	4.721	12/15/66	24,052,000	22,849,400
AT&T Inc.	5.800	02/15/19	7,950,000	8,056,061
AT&T Inc. (f)(h)	0.000	05/28/19	25,000,000	24,471,250
Australia & New Zealand Banking Group Ltd.	2.250	06/13/19	2,500,000	2,492,471
AutoNation, Inc.	5.500	02/01/20	3,477,000	3,580,023
Avon Products, Inc. (e)	6.600	03/15/20	500,000	499,420
AXIS Specialty Finance PLC	2.650	04/01/19	5,797,000	5,789,314
Bank of America Corp.	5.490	03/15/19	344,000	348,607
Bank of America Corp. (5.125% to 06/17/19,
then 3 month LIBOR + 3.387%) (c)(g)	5.125	06/17/19	6,753,000	6,837,413
Bank of America Corp.	6.750	08/15/19	150,000	152,910
Bank of America Corp. (5.200% to 06/01/23,
then 3 month LIBOR + 3.135%) (c)(g)	5.200	06/01/23	2,500,000	2,473,500
Bank of America Corp. (4.0 times (USISDA10 - USISDA02) -
0.250%, floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	671,000	389,180
Bank of the Ozarks, Inc. (5.500% to 07/01/21, then 3 month
LIBOR + 4.425%) (c)	5.500	07/01/26	17,800,000	18,313,834
Barclays Bank PLC (1.750% to 09/13/18, then 2.250%) (d)	1.750	09/13/19	15,000,000	14,793,094
Barclays Bank PLC (CPI YOY + 1.000%, floor 0.000%) (c)	3.801	03/16/23	4,435,000	4,403,955
Barclays Bank PLC (3 month LIBOR + 0.650%, floor 1.650%,
cap 6.000%) (c)	2.991	02/05/25	15,000,000	14,527,917
Barclays Bank PLC (5.0 times (USISDA30 - USISDA05),
floor 0.000%, cap 10.000%) (c)	0.240	04/30/29	2,425,000	1,826,025
Barclays Bank PLC (8.0 times (USISDA30 - USISDA05) - 0.250%,
floor 0.000%, cap 8.000%) (c)	0.000	08/28/29	2,721,000	1,960,481
Barclays PLC	2.750	11/08/19	13,485,000	13,413,273

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month
LIBOR + 2.720%) (c)(h)	5.625	08/01/28	8,000,000	$7,973,677
Becton Dickinson and Co.	2.133	06/06/19	4,845,000	4,818,497
Becton Dickinson and Co.	2.675	12/15/19	9,660,000	9,611,144
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (c)	3.344	06/06/22	25,355,000	25,498,883
BGC Partners Inc. (h)	5.375	12/09/19	1,500,000	1,530,910
BGC Partners Inc.	5.375	12/09/19	17,669,000	18,033,099
BHP Billiton Finance USA Ltd. (6.250% to 10/19/20, then USSW5
+4.971% to 10/19/25, +5.221% to 10/19/40, then +5.971%) (c)(h)	6.250	10/19/75	7,951,000	8,350,379
BMW US Capital, LLC (h)	1.850	09/15/21	10,000,000	9,566,051
Boardwalk Pipelines, LP	5.750	09/15/19	2,945,000	3,017,768
Braskem Finance Ltd. (h)	5.750	04/15/21	10,000,000	10,250,100
Braskem Finance Ltd. (h)	5.750	04/15/21	18,500,000	18,962,685
British Sky Broadcasting Group plc (h)	2.625	09/16/19	500,000	497,022
Broadcom Corp.	2.700	11/01/18	930,000	928,839
Brunswick Corp. (h)	4.625	05/15/21	10,828,000	10,794,489
Buckeye Partners, L.P.	2.650	11/15/18	17,803,000	17,807,228
Buckeye Partners, L.P.	5.500	08/15/19	1,525,000	1,557,115
Bunge Ltd. Finance Corp.	8.500	06/15/19	4,657,000	4,851,021
Cabot Corp.	7.420	12/11/18	1,000,000	1,010,346
Cadence BanCorp (h)	4.875	06/28/19	3,500,000	3,517,699
Campbell Soup Co.	4.500	02/15/19	14,325,000	14,421,045
Campbell Soup Co.	8.875	05/01/21	3,750,000	4,189,980
Canadian Oil Sands Ltd. (h)	7.750	05/15/19	990,000	1,017,193
Capital One Bank USA N.A.	2.150	11/21/18	26,105,000	26,091,686
Capital One Bank USA N.A.	2.250	02/13/19	1,250,000	1,247,889
Capital One Bank USA N.A.	8.800	07/15/19	8,907,000	9,348,210
Capital One N.A.	2.400	09/05/19	2,217,000	2,205,709
Capital One N.A.	1.850	09/13/19	19,682,000	19,492,880
CBL & Associates LP	5.250	12/01/23	7,075,000	5,979,083
CBL & Associates LP	4.600	10/15/24	5,889,000	4,736,405
Citigroup, Inc.	2.500	09/26/18	16,951,000	16,953,034
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%),
floor 0.000%, cap 10.000%) (c)	0.000	11/19/30	727,000	471,387
Citizens Bank, N.A. (3 month LIBOR + 0.950%) (c)	3.284	03/29/23	10,000,000	10,008,310
Cleveland Electric Illuminating Co.	8.875	11/15/18	995,000	1,006,626
CNH Industrial Capital LLC	3.375	07/15/19	4,861,000	4,889,392
Coca-Cola Femsa S.A.B. de C.V.	2.375	11/26/18	488,000	487,075
Compass Bank	2.750	09/29/19	1,885,000	1,878,895
Continental Resources, Inc.	5.000	09/15/22	15,814,000	16,009,943
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month
LIBOR + 2.884%) (c)(h)	5.875	06/01/28	7,500,000	7,485,793
CRB Group, Inc. (h)	6.250	06/15/23	5,000,000	5,009,788
Credit Suisse A.G. New York	5.400	01/14/20	18,893,000	19,426,150
CVS Health Corp.	2.250	12/05/18	25,196,000	25,176,369
D.R. Horton, Inc.	3.750	03/01/19	28,686,000	28,741,922
Delphi Financial Group, Inc.	7.875	01/31/20	1,428,000	1,512,416
Depository Trust & Clearing Corp. (4.875% to 06/15/20,
then 3 month LIBOR + 3.167%) (c)(g)(h)	4.875	06/15/20	750,000	761,250
Deutsche Bank AG (3 month LIBOR + 1.450%) (c)	3.783	01/18/19	949,000	951,471
Deutsche Bank AG	2.500	02/13/19	12,981,000	12,931,274
Deutsche Bank AG	2.850	05/10/19	20,586,000	20,526,222
Deutsche Bank AG	4.250	10/14/21	308,000	307,153
Devon Energy Corp.	2.250	12/15/18	80,000	79,905
Devon Energy Corp.	6.300	01/15/19	127,000	128,362
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (h)	3.480	06/01/19	2,500,000	2,508,323
Discover Bank	2.600	11/13/18	25,819,000	25,820,549
Discover Bank	8.700	11/18/19	275,000	291,118
Discover Financial Services	10.250	07/15/19	11,309,000	11,930,679
Dominion Resources, Inc.	1.875	01/15/19	1,250,000	1,246,732
DPL Inc.	6.750	10/01/19	21,920,000	22,577,600
Dr Pepper Snapple Group, Inc.	2.600	01/15/19	5,000,000	4,995,095
Drawbridge Special Opportunities Fund L.P. (h)	5.000	08/01/21	15,000,000	15,083,147
Eagle Bancorp, Inc. (5.000% to 08/01/21, then 3 month
LIBOR + 3.850%) (c)	5.000	08/01/26	6,474,000	6,483,638
Eaton Corp.	6.950	03/20/19	340,000	347,913
Edwards Lifesciences Corp.	2.875	10/15/18	19,153,000	19,161,044
Embraer Overseas Ltd.	6.375	01/15/20	3,020,000	3,118,180
Enable Midstream Partners, LP (b)	2.400	05/15/19	11,864,000	11,809,406
Enbridge Energy Partners, L.P.	9.875	03/01/19	3,010,000	3,105,693

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Energy Transfer Partners, L.P.	9.700	03/15/19	10,549,000	$10,941,742
Energy Transfer Partners, L.P.	9.000	04/15/19	2,817,000	2,924,238
EnLink Midstream Partners, LP	2.700	04/01/19	14,213,000	14,142,962
Enogex LLC (h)	6.250	03/15/20	1,295,000	1,339,323
Ensco PLC	8.000	01/31/24	12,306,000	12,213,705
Enstar Group Ltd.	4.500	03/10/22	18,296,000	18,459,806
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (c)	5.078	06/01/67	8,538,000	8,491,119
Enterprise Products Operating LLC (5.250% to 08/16/27,
then 3 month LIBOR + 3.033%) (c)	5.250	08/16/77	6,666,000	6,299,370
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (c)	4.699	05/01/67	24,386,000	24,081,175
Exelon Generation Co., LLC	5.200	10/01/19	624,000	637,974
Express Scripts, Inc.	7.250	06/15/19	440,000	454,584
Exxon Mobil Corp. (3 month LIBOR + 0.780%) (c)	3.080	03/01/19	400,000	401,648
FedEx Corp.	8.000	01/15/19	940,000	957,726
Fifth Third Bancorp (4.900% to 09/30/19, then 3 month
LIBOR + 3.129%) (c)(g)	4.900	09/30/19	33,047,000	33,212,235
First Niagara Financial Group, Inc.	6.750	03/19/20	4,913,000	5,157,256
First Tennessee Bank N.A.	2.950	12/01/19	26,354,000	26,326,141
Flagstar Bancorp, Inc.	6.125	07/15/21	41,520,000	43,367,836
Flex Ltd.	4.625	02/15/20	5,150,000	5,230,664
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month
LIBOR + 3.440%) (c)	5.250	12/15/26	730,000	743,584
Ford Motor Credit Co. LLC	2.551	10/05/18	5,280,000	5,278,680
Ford Motor Credit Co. LLC	2.375	03/12/19	1,155,000	1,150,646
Ford Motor Credit Co. LLC	2.262	03/28/19	5,562,000	5,534,357
Ford Motor Credit Co. LLC	2.021	05/03/19	1,000,000	992,850
Ford Motor Credit Co. LLC	1.897	08/12/19	12,405,000	12,249,317
Ford Motor Credit Co. LLC	2.597	11/04/19	5,429,000	5,376,990
FS Investment Corp.	4.000	07/15/19	4,402,000	4,410,753
GATX Corp.	2.500	03/15/19	11,908,000	11,884,811
General Electric Capital Corp.	5.100	02/15/19	522,000	523,981
General Electric Capital Corp. (3 month LIBOR + 1.000%) (c)	3.339	04/15/23	10,075,000	10,206,615
General Electric Capital Corp. (3 month LIBOR + 0.380%) (c)	2.721	05/05/26	5,148,000	4,962,005
General Electric Co. (5.000% to 01/21/21, then 3 month
LIBOR + 3.330%) (c)(g)	5.000	01/21/21	46,706,000	45,976,219
General Electric Co. / LJ VP Holdings LLC (h)	3.800	06/18/19	750,000	755,442
General Mills, Inc.	5.650	02/15/19	1,440,000	1,457,964
General Motors Co.	3.500	10/02/18	347,000	347,253
General Motors Financial Co., Inc.	2.400	05/09/19	750,000	747,713
General Motors Financial Co., Inc.	3.150	01/15/20	5,000,000	5,002,400
Genworth Financial Inc.	7.700	06/15/20	2,918,000	3,034,720
Glencore Funding LLC (h)	2.500	01/15/19	2,146,000	2,141,579
Goldman Sachs Group, Inc.	2.625	01/31/19	25,000,000	24,997,110
Goldman Sachs Group, Inc. (3.000% to 08/31/19, then 4.000%) (d)	3.000	08/31/20	15,000,000	14,941,217
Goldman Sachs Group, Inc. (3 month LIBOR + 1.600%) (c)	3.917	11/29/23	11,736,000	12,246,477
Hainan Airlines Hong Kong Co., Ltd. (h)	3.625	02/07/20	11,237,000	11,160,263
Harley-Davidson Financial Services, Inc. (h)	2.400	09/15/19	1,500,000	1,488,936
Harley-Davidson Financial Services, Inc. (h)	2.150	02/26/20	548,000	538,951
Harley-Davidson Financial Services, Inc. (h)	2.150	02/26/20	500,000	491,744
HCA Inc.	3.750	03/15/19	24,085,000	24,169,297
HCA Inc.	4.250	10/15/19	1,611,000	1,628,979
HCA Inc.	6.500	02/15/20	7,467,000	7,750,746
HCP, Inc.	3.750	02/01/19	16,816,000	16,838,805
Health Care REIT, Inc.	4.125	04/01/19	5,750,000	5,773,841
Hewlett Packard Enterprise Co. (b)	2.850	10/05/18	8,778,000	8,779,176
Hughes Satellite Systems Corp.	6.500	06/15/19	6,505,000	6,660,470
Humana Inc.	2.625	10/01/19	3,000,000	2,988,339
Huntington National Bank	2.200	11/06/18	1,000,000	999,671
Husky Energy Inc.	7.250	12/15/19	1,500,000	1,576,783
ING Bank N.V. (4.125% to 11/21/18, then USISDA05 +
2.700%) (c)(h)	4.125	11/21/23	600,000	601,122
International Lease Finance Corp.	6.250	05/15/19	1,553,000	1,587,405
Interstate Power & Light Co.	5.875	09/15/18	5,450,000	5,454,851
Interstate Power & Light Co.	7.250	10/01/18	2,103,000	2,109,496
INVISTA Finance LLC (h)	4.250	10/15/19	32,165,000	32,245,412
IPALCO Enterprises, Inc.	3.450	07/15/20	865,000	858,811
Jersey Central Power & Light Co.	7.350	02/01/19	500,000	509,400
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (c)(g)	5.809	10/30/18	21,491,000	21,641,437
JPMorgan Chase & Co. (5.000% to 07/01/19, then 3 month
LIBOR + 3.320%) (c)(g)	5.000	07/01/19	15,000,000	15,124,500

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Kinder Morgan Energy Partners, L.P.	2.650	02/01/19	2,231,000	$2,229,003
Kinder Morgan Energy Partners, L.P.	9.000	02/01/19	6,179,000	6,329,057
Laclede Group, Inc.	2.550	08/15/19	4,425,000	4,392,706
Lincoln National Corp. (3 month LIBOR + 2.3575%) (c)	4.669	05/17/66	25,985,000	24,618,189
Lincoln National Corp. (3 month LIBOR + 2.040%) (c)	4.388	04/20/67	25,070,000	23,102,005
Lockheed Martin Corp.	1.850	11/23/18	482,000	481,286
Manufacturers & Traders Trust Co. (1 month LIBOR + 1.215%) (c)	3.280	12/28/20	14,173,000	14,180,126
Manufacturers & Traders Trust Co. (3 month LIBOR + 0.640%) (c)	2.940	12/01/21	1,007,000	1,004,569
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.	5.500	02/15/23	1,403,000	1,431,035
Marriott Int'l., Inc.	3.000	03/01/19	7,825,000	7,827,493
Marsh & McLennan Cos., Inc.	2.550	10/15/18	300,000	299,853
Maxim Integrated Products, Inc.	2.500	11/15/18	6,625,000	6,623,423
MBIA Inc.	6.400	08/15/22	75,074,000	74,135,575
McKesson Corp.	2.284	03/15/19	14,196,000	14,178,055
Medtronic Global Holdings S.C.A.	1.700	03/28/19	100,000	99,539
Merrill Lynch & Co. (f)	0.000	09/25/18	149,000	148,790
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (c)	3.101	09/15/26	3,870,000	3,726,458
Meta Financial Group, Inc. (5.750% to 08/15/21, then 3 month LIBOR + 4.630%) (c)	5.750	08/15/26	3,200,000	3,230,502
MetLife, Inc. (5.250% to 06/15/20, then 3 month LIBOR + 3.575%) (c)(g)	5.250	06/15/20	5,490,000	5,599,800
Metropolitan Edison Co.	7.700	01/15/19	1,511,000	1,538,161
Midcontinent Express Pipeline LLC (h)	6.700	09/15/19	22,665,000	23,177,821
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (c)(h)	5.875	07/15/28	6,000,000	6,003,157
Mission Health System, Inc.	1.727	10/01/18	1,015,000	1,013,993
Mizuho Bank, Ltd. (h)	2.650	09/25/19	4,545,000	4,532,029
Molson Coors Brewing Co.	1.900	03/15/19	1,882,000	1,873,808
Morgan Stanley	2.450	02/01/19	10,000,000	9,995,514
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	4.801	04/01/21	130,000	130,488
Morgan Stanley (CPI YOY + 2.000%, floor 0.000%, cap 8.000%) (c)	4.801	06/09/23	100,000	100,000
Motiva Enterprises LLC (h)	5.750	01/15/20	146,000	149,964
MPT Operating Partnership, L.P. / MPT Finance Corp.	6.375	03/01/24	24,820,000	26,167,726
Mylan N.V.	2.500	06/07/19	6,592,000	6,561,357
National Bank of Canada	2.100	12/14/18	19,613,000	19,599,142
National Fuel Gas Co.	8.750	05/01/19	3,890,000	4,030,798
National Rural Utilities Cooperative Finance Corp.	6.550	11/01/18	1,760,000	1,770,480
National Rural Utilities Cooperative Finance Corp.	10.375	11/01/18	770,000	779,466
NetApp, Inc.	2.000	09/27/19	220,000	218,190
Newell Brands, Inc.	2.150	10/15/18	3,455,000	3,453,446
Newell Brands, Inc.	2.600	03/29/19	10,250,000	10,228,931
NexBank Capital, Inc. (5.500% to 03/15/21, then 3 month LIBOR + 4.355%) (c)(h)	5.500	03/16/26	14,500,000	14,471,736
Noble Holding Int'l. Ltd.	4.625	03/01/21	6,657,000	6,457,290
Nordea Bank AB (h)	2.125	05/29/20	8,150,000	8,005,632
Nutrien Ltd.	6.750	01/15/19	3,974,000	4,030,458
NXP B.V. / NXP Funding LLC (h)	4.125	06/01/21	1,879,000	1,881,349
ONEOK Partners, L.P.	8.625	03/01/19	10,106,000	10,384,232
Pacific Continental Corp. (5.875% to 06/30/21, then 3 month LIBOR + 4.715%) (c)	5.875	06/30/26	500,000	506,611
Pentair Finance S.A.	2.650	12/01/19	2,685,000	2,662,776
Pershing Road Development Co., LLC (3 month
LIBOR + 0.400%) (c)(h)	2.700	09/15/22	2,738,000	2,690,085
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.700	09/15/22	1,000,000	982,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.700	09/15/23	3,791,000	3,696,225
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.700	09/15/23	1,705,000	1,662,375
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.700	09/15/24	3,399,000	3,280,035
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.741	09/15/24	1,815,000	1,751,475
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.741	09/15/25	1,530,000	1,468,800
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (c)(h)	2.700	09/15/26	865,000	823,913
Petrofac Ltd. (h)	3.400	10/10/18	1,090,000	1,089,999
Phillips 66 (3 month LIBOR + 0.750%) (c)(h)	3.089	04/15/20	18,241,000	18,248,208

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Principal Financial Group, Inc. (4.700% to 05/15/20, then 3 month LIBOR + 3.044%) (c)	4.700	05/15/55	32,000,000	$31,840,000
Progress Energy, Inc.	7.050	03/15/19	2,185,000	2,234,745
Protective Life Corp.	7.375	10/15/19	4,060,000	4,250,073
PSEG Power LLC	2.450	11/15/18	2,302,000	2,300,433
Quest Diagnostics Inc.	4.750	01/30/20	3,950,000	4,039,664
QVC Inc.	3.125	04/01/19	15,352,000	15,357,294
ReadyCap Holdings, LLC (h)	7.500	02/15/22	25,500,000	26,061,000
Reckson Operating Partnership, L.P.	7.750	03/15/20	874,000	927,667
Reed Elsevier Capital Inc.	8.625	01/15/19	7,648,000	7,796,399
Reinsurance Group of America, Inc.	6.450	11/15/19	3,184,000	3,308,380
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (c)	5.006	12/15/65	33,029,000	32,822,569
Renasant Corp. (5.000% to 09/01/21, then 3 month LIBOR + 3.840%) (c)	5.000	09/01/26	4,100,000	4,116,420
RenRe North America Holdings Inc.	5.750	03/15/20	3,200,000	3,299,768
Roper Industries, Inc.	2.050	10/01/18	3,858,000	3,856,326
Royal Bank of Canada (6.100% where USISDA10 is greater than or equal to 1.784%) (c)	6.100	08/15/19	2,000,000	2,023,000
RPM Int'l., Inc.	6.125	10/15/19	1,639,000	1,688,444
Ryder System, Inc.	2.350	02/26/19	775,000	773,039
SAIC, Inc.	4.450	12/01/20	8,318,000	8,445,265
Select Income REIT	3.600	02/01/20	16,526,000	16,455,972
Select Income REIT	4.150	02/01/22	10,919,000	10,880,326
Select Income REIT	4.250	05/15/24	4,586,000	4,419,894
Seminole Indian Tribe of Florida (h)	7.804	10/01/20	487,000	487,000
Seminole Indian Tribe of Florida (h)	8.030	10/01/20	18,600,000	18,600,000
Senior Housing Properties Trust	3.250	05/01/19	23,183,000	23,187,991
Senior Housing Properties Trust	6.750	04/15/20	4,824,000	4,974,332
SESI LLC	7.125	12/15/21	38,264,000	38,837,960
Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	32,765,000	32,384,624
Silversea Cruise Finance Ltd. (h)	7.250	02/01/25	12,000,000	13,035,000
SLM Corp.	5.190	04/24/19	529,000	529,000
SLM Corp. (b)	6.250	09/15/20	172,000	171,528
SLM Corp. (b)	6.750	12/15/20	306,000	306,069
SLM Corp. (b)	6.750	12/15/20	95,000	95,022
SLM Corp. (b)	8.000	12/15/20	71,000	71,053
SLM Corp.	6.000	06/15/21	261,000	257,665
SLM Corp.	6.150	06/15/21	146,000	144,690
SLM Corp.	7.250	01/25/22	602,000	636,615
Smithfield Foods, Inc. (h)	2.700	01/31/20	5,436,000	5,356,211
Smithfield Foods, Inc. (h)	2.650	10/03/21	1,735,000	1,658,362
Southern Co.	2.450	09/01/18	522,000	522,000
Southern Power Co.	1.950	12/15/19	11,891,000	11,738,243
Spectra Energy Partners, L.P.	2.950	09/25/18	1,128,000	1,128,327
Sprint Spectrum Co. LLC (b)(h)	3.360	03/20/23	19,183,938	19,079,577
Standard Chartered PLC (h)	2.100	08/19/19	425,000	421,049
Standard Chartered PLC (h)	2.400	09/08/19	10,500,000	10,392,270
Standard Chartered PLC (h)	2.400	09/08/19	3,700,000	3,662,038
Stanley Black & Decker Inc.	2.451	11/17/18	2,044,000	2,043,372
Stanley Black & Decker Inc. (5.750% to 12/15/18, then 3 month LIBOR + 4.304%) (c)	5.750	12/15/53	37,492,000	37,538,865
State Street Bank & Trust Co.	5.250	10/15/18	729,000	731,259
Sumitomo Mitsui Banking Corp.	1.762	10/19/18	250,000	249,831
Sumitomo Mitsui Banking Corp. (3 month LIBOR + 0.670%) (c)	3.012	10/19/18	951,000	951,900
Sumitomo Mitsui Banking Corp. (3 month LIBOR + 0.940%) (c)	3.273	01/18/19	600,000	601,936
Synchrony Financial	2.600	01/15/19	25,475,000	25,450,824
TECO Finance, Inc.	5.150	03/15/20	2,800,000	2,874,727
TIAA Asset Management Finance Company, LLC (h)	2.950	11/01/19	3,287,000	3,283,888
Torchmark Corp.	9.250	06/15/19	3,835,000	4,012,421
Toyota Motor Credit Corp. (3 month LIBOR + 0.260%, floor 0.000%) (c)	2.599	01/09/19	340,000	340,358
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (c)	4.524	05/15/67	19,398,000	17,991,257
Twenty-First Century Fox America, Inc.	6.900	03/01/19	5,728,000	5,841,411
Tyco Electronics Group S.A.	2.375	12/17/18	3,573,000	3,571,010
Union Bank, N.A.	2.625	09/26/18	612,000	612,147
Union Bank, N.A.	2.250	05/06/19	6,940,000	6,923,919
United Business Media plc (h)	5.750	11/03/20	750,000	763,747
United Rentals N.A., Inc.	4.625	07/15/23	10,000,000	10,107,500
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (c)(h)	6.500	09/01/28	6,000,000	5,993,619

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Viacom Inc.	5.625	09/15/19	1,180,000	$1,210,055
Walgreen Co.	5.250	01/15/19	2,510,000	2,532,281
Wells Fargo & Co.	2.150	01/15/19	10,115,000	10,102,902
Western Union Co. (3 month LIBOR + 0.800%) (c)	3.110	05/22/19	43,980,000	44,082,781
Weyerhaeuser Co.	7.375	10/01/19	34,000	35,538
Willis North America Inc.	7.000	09/29/19	1,674,000	1,737,819
Worthington Industries, Inc.	6.500	04/15/20	6,500,000	6,783,584
WT Holdings, Inc. (h)	7.000	04/30/23	17,000,000	17,000,000
XL Group PLC (3 month LIBOR + 2.4575%) (c)(g)	4.797	10/01/18	85,311,000	83,826,589

Federal Agency Mortgage-Backed Securities - 0.1%				4,222,608
Fannie Mae REMIC, Series 2013-29 Class AI IO	2.500	04/25/28	6,752,370	479,246
Freddie Mac, Series C9-0241	6.500	12/01/18	770	771
Freddie Mac REMIC, Series 4136 Class IH IO	3.500	09/15/27	9,564,412	874,773
Freddie Mac REMIC, Series 4238 Class NS IO (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (c)	4.637	02/15/42	3,988,140	522,638
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ1 M2 (1 month LIBOR + 2.500%, floor 0.000%) (c)	4.565	08/25/24	2,311,071	2,321,132
Ginnie Mae, Series 78-2071X	7.000	05/15/33	21,274	24,048

Residential Mortgage-Backed Securities - 0.1%				2,635,290
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	367,723	351,535
Minnesota Housing Finance Agency	2.700	09/01/41	2,375,299	2,283,755

Sovereign Bonds - 2.4%				80,636,634
Bayerische Landesbank (3 month LIBOR + 1.160% where (USISDA30 - USISDA02) is greater than -0.250%) (c)	3.497	10/02/21	6,000,000	6,116,206
Export-Import Bank of Korea	2.875	09/17/18	32,185,000	32,184,453
Korea Hydro & Nuclear Power Co., Ltd. (h)	2.875	10/02/18	5,000,000	4,989,900
Korea Western Power Co., Ltd. (h)	2.875	10/10/18	5,000,000	4,998,058
Petroleos Mexicanos	8.000	05/03/19	2,241,000	2,302,067
Petroleos Mexicanos	6.000	03/05/20	10,000,000	10,337,500
Petroleos Mexicanos	6.375	02/04/21	8,580,000	8,966,100
Petroleos Mexicanos	3.500	01/30/23	1,000,000	942,350
Petroleos Mexicanos	4.875	01/18/24	10,000,000	9,800,000

Taxable Municipal Bonds - 3.5%				116,130,031
California Statewide Communities Development Authority	5.370	06/01/21	425,000	431,426
Casino Reinvestment Development Authority NJ	5.340	06/01/20	3,105,000	3,129,002
City of Berwyn IL General Obligation	3.550	12/01/18	480,000	480,840
City of Long Beach CA Pension Obligation	5.180	09/01/21	4,130,000	4,248,779
City of Miami FL	6.750	12/01/18	530,000	532,279
City of Newark NJ	3.057	04/01/20	700,000	689,801
County of Cuyahoga OH	5.000	12/01/19	95,000	95,170
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/19	250,000	251,143
County of Ohio WV Special District Excise Tax Revenue	3.500	03/01/20	495,000	495,426
County of Ohio WV Special District Excise Tax Revenue	4.000	03/01/20	575,000	582,302
County of Racine WI Anticipation Notes	3.050	12/01/20	62,900,000	62,698,091
County of Reeves TX Certs. of Participation	5.625	12/01/18	63,286	61,508
County of Reeves TX Certs. of Participation	6.500	12/01/18	114,312	111,100
County of Reeves TX Certs. of Participation	7.500	12/01/18	17,818	17,317
County of Reeves TX Certs. of Participation	6.750	12/01/19	1,320,000	1,037,890
County of Reeves TX Certs. of Participation	6.125	12/01/20	680,000	505,308
County of Reeves TX Certs. of Participation	6.875	12/01/20	370,000	274,825
County of Reeves TX Certs. of Participation	6.375	12/01/21	45,000	32,273
County of Reeves TX Certs. of Participation	7.000	12/01/21	500,000	358,575
County of Reeves TX Certs. of Participation	7.700	12/01/21	3,340,000	2,398,220
District of Columbia Revenue	5.375	10/01/18	1,455,000	1,454,462
Eastern Illinois University	5.450	04/01/19	515,000	519,341
Eastern Illinois University	5.600	04/01/20	585,000	590,019
Eastern Illinois University	5.700	04/01/21	125,000	126,103
Fannin County TX Public Facility Corp.	5.200	10/01/19	515,000	496,012
Fannin County TX Public Facility Corp.	5.650	10/01/21	825,000	736,114
Florida State Mid-Bay Bridge Authority	3.784	10/01/21	3,625,000	3,611,152
Garza County TX Public Facility Corp.	6.200	10/01/20	1,245,000	1,074,186
Guam Gov't. Business Privilege Tax Revenue	4.383	01/01/22	1,535,000	1,521,385
LL & P Wind Energy, Inc. WA (h)	5.983	12/01/22	8,595,000	8,875,455
New Jersey Economic Development Authority	3.300	06/15/19	1,000,000	1,002,980
New Jersey Economic Development Authority	3.290	07/01/19	320,000	320,144

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
New Jersey Sports & Exposition Authority	6.076	03/01/23	415,000	$444,515
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	250,000	252,000
Public Finance Authority WI Student Housing Revenue	4.500	07/01/21	1,110,000	1,098,745
San Luis AZ Facility Development Corp.	5.350	05/01/19	1,240,000	1,206,408
San Luis AZ Facility Development Corp.	5.600	05/01/20	670,000	599,436
San Luis AZ Facility Development Corp.	5.700	05/01/20	850,000	760,478
San Luis AZ Facility Development Corp.	5.800	05/01/21	1,055,000	881,347
San Luis AZ Facility Development Corp.	5.900	05/01/21	980,000	818,692
San Luis AZ Facility Development Corp.	6.100	05/01/22	1,030,000	813,793
San Luis AZ Facility Development Corp.	6.200	05/01/22	1,035,000	817,733
State of Connecticut General Obligation	2.300	01/15/19	1,000,000	997,800
Summit County OH Development Finance Authority	6.250	05/15/26	630,000	634,353
Town of Hamden CT General Obligation	4.000	08/15/19	680,000	684,032
Town of Oyster Bay NY General Obligation	3.800	02/01/20	1,725,000	1,724,827
Town of Oyster Bay NY General Obligation	3.950	02/01/21	890,000	889,875
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	3,500,000	3,419,360
West Texas Detention Facility Corp.	4.700	11/01/18	920,000	912,419
Willacy County TX Public Facility Corp.	5.600	12/01/18	420,000	415,590

Tax-Exempt Municipal Bonds - 0.2%				6,354,485
Casino Reinvestment Development Authority NJ	5.250	06/01/19	5,000,000	5,015,100
Puerto Rico Commonwealth	5.500	07/01/19	130,000	133,365
Puerto Rico Electric Power Authority	5.000	07/01/19	770,000	783,698
Puerto Rico Highways & Transportation Authority	4.125	07/01/19	120,000	120,294
Puerto Rico Municipal Finance Agency	5.250	08/01/19	100,000	102,028
Virgin Islands Port Authority	5.000	09/01/18	200,000	200,000

U.S. Government & Agency Issues - 2.7%				92,397,376
Fannie Mae	1.625	11/27/18	2,362,000	2,358,993
Fannie Mae	1.125	12/14/18	302,000	301,058
Fannie Mae	1.050	07/12/19	1,000,000	988,012
Fannie Mae	1.125	07/26/19	500,000	494,040
Fannie Mae	0.875	08/02/19	7,950,000	7,835,719
Fannie Mae	1.100	10/17/19	1,412,000	1,389,675
Federal Farm Credit Banks	1.400	03/27/19	300,000	298,383
Federal Farm Credit Banks	1.030	04/05/19	4,382,000	4,346,536
Federal Farm Credit Banks	1.190	04/22/19	245,000	243,161
Federal Farm Credit Banks	1.180	06/13/19	1,180,000	1,168,684
Federal Farm Credit Banks	1.140	10/07/19	400,000	393,986
Federal Farm Credit Banks	2.390	12/05/19	250,000	249,426
Federal Home Loan Banks	1.750	12/14/18	1,925,000	1,922,353
Federal Home Loan Banks	2.250	05/03/19	3,815,000	3,812,158
Federal Home Loan Banks	1.625	06/14/19	840,000	835,033
Federal Home Loan Banks	2.375	07/16/19	745,000	744,761
Federal Home Loan Banks	1.375	07/26/19	425,000	421,136
Federal Home Loan Banks	0.875	08/05/19	11,620,000	11,451,522
Federal Home Loan Banks	5.125	08/15/19	975,000	999,121
Federal Home Loan Banks	2.375	12/13/19	375,000	374,217
Freddie Mac	1.125	04/15/19	1,000,000	992,542
Freddie Mac	1.500	06/27/19	178,000	176,656
Freddie Mac	0.875	07/19/19	1,253,000	1,236,300
Freddie Mac	1.050	07/26/19	1,000,000	987,463
Freddie Mac	1.375	08/15/19	247,000	244,465
Freddie Mac	1.250	09/30/19	732,000	722,116
Tennessee Valley Authority	1.750	10/15/18	2,650,000	2,648,974
U.S. Treasury Bonds	1.375	11/30/18	10,000,000	9,982,199
U.S. Treasury Bonds	1.375	12/31/18	10,000,000	9,974,195
U.S. Treasury Bonds	1.250	04/30/19	10,000,000	9,928,515
U.S. Treasury Bonds	1.625	04/30/19	5,000,000	4,976,367
U.S. Treasury Bonds	1.250	05/31/19	5,000,000	4,958,594
U.S. Treasury Bonds	0.875	06/15/19	5,000,000	4,941,016

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.2%				$5,931,988
(COST $5,931,744)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	1.839		100,000	100,000

U.S. Government & Agency Issues - 0.2%				5,831,988
U.S. Treasury Bills (b)	2.069	11/29/18	3,000,000	2,985,183
U.S. Treasury Bills (b)	2.121	12/27/18	2,866,000	2,846,805

TOTAL INVESTMENTS - 99.1% (COST $3,358,962,067)				3,340,699,770

NET OTHER ASSETS AND LIABILITIES - 0.9%				29,350,531

NET ASSETS - 100.0%				$3,370,050,301

(a)	Represents the 7-day yield at August 31, 2018.
(b)	Rate shown represents the current coupon rate at August 31, 2018.
(c)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(f)	Zero-coupon security.
(g)	Perpetual maturity; date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board. At August 31, 2018, the aggregate value of these securities was $878,149,866, representing 26.1% of net assets.
^	Rounds to 0.0%.

Abbreviations:

CPI YOY	Consumer Price Index Year-on-Year Growth Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USSW5	5-Year Dollar Semi Annual 30/360 Swap Rate

A.B.	Aktiebolag is the Swedish term for limited liability corporation.
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
B.V.	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.
S.A.B. de C.V.	Sociedad Anónima Bursátil de Capital Variable is the term for publicly traded companies in Mexico.
SCA	Société en commandite par actions is the Luxembourg term for a partnership limited by shares.
SCS	Société en Commandite Simple is the Luxembourg equivalent of a limited partnership.
SRL	Società a Responsabilità Limitata is the Italian term for a public limited company.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2018

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds and municipal bonds are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

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Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, asset-backed securities, mortgage-backed securities, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

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The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018:

LargeCap Fund
	Level 1	Level 2	Level 3	Total
Common stocks	$130,590,339	$ -	$ -	$130,590,339
Short-term investments	100,000	-	-	100,000
Total	$130,690,339	$ -	$ -	$130,690,339

MidCap Fund
	Level 1	Level 2	Level 3	Total
Common stocks	$51,653,057	$ -	$ -	$51,653,057
Short-term investments	100,000	-	-	100,000
Total	$51,753,057	$ -	$ -	$51,753,057

Bond Fund
	Level 1	Level 2	Level 3	Total
Bonds	$ -	$3,334,767,782	$ -	$3,334,767,782
Short-term investments	100,000	5,831,988	-	5,931,988
Total	$100,000	$3,340,599,770	$ -	$3,340,699,770

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended August 31, 2018. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

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Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 18th day of October, 2018.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 18th day of October, 2018.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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